Borrowings	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Borrowings [Line Items]
BORROWINGS
8.	BORROWINGS

Senior Secured Notes

In October 2022, the Company and Ginkgo executed several concurrent agreements including a Senior Secured Note Purchase Agreement (the “Ginkgo Note Purchase Agreement”), an amendment to the 2021 Technical Development Agreement (“2021 TDA”), a 2022 Technical Development Agreement (“2022 TDA”), a Pledge and Security Agreement, and Trademark and Patent Security Agreements (see Note 14 – Commitments and Contingencies).

Under the terms of the Ginkgo Note Purchase Agreement, the Company issued and sold to Ginkgo and Ginkgo agreed to purchase senior secured notes (the “Senior Secured Notes”) on October 14, 2022 (the “Notes Issuance Date”), in the aggregate original stated principal amount of $30 million. Upon its execution, the Ginkgo Note Purchase Agreement required the Company to pay Ginkgo $10.0 million as an upfront payment for future technical services to be provided by Ginkgo under the 2022 TDA. The remainder of the proceeds from the Senior Secured Notes issuance may be used by the Company for working capital and general corporate purposes. The Senior Secured Notes mature on October 14, 2024 (the “Maturity Date”) or earlier upon an event of default as defined by the Ginkgo Note Purchase Agreement.

The Ginkgo Note Purchase Agreement initially required quarterly interest payments on the outstanding principal amount of the Notes, from the Notes Issuance Date until and including the Maturity Date, at a rate equal to the three-month United States Treasury Security Rate on the date three business days prior to the applicable quarterly payment date (defined as (i) the last business day of each fiscal quarter beginning on the first such date prior to issuance of the Senior Secured Notes and (ii) the maturity date), plus six percent. The Senior Secured Notes initially carried a default rate of interest, due upon the occurrence and during events of default, as defined in the Ginkgo Note Purchase Agreement, of an incremental three percent.

Principal payments were initially due quarterly, starting in the first quarter subsequent to a qualified equity issuance, as defined in the Ginkgo Note Purchase Agreement, for cash proceeds greater than or equal to $50.0 million (defined as the “Amortization Date”), through the Maturity Date. As of September 30, 2024, no principal payments have been made under the Ginkgo Note Purchase Agreement. Senior Secured Notes issued under the Ginkgo Note Purchase Agreement, once repaid or prepaid, may not be reborrowed. The Senior Secured Notes may be prepaid at any time without penalty or premium.

The Senior Secured Notes are collateralized by substantially all of the Company’s assets, and each of its legal subsidiaries’ tangible and intangible assets. The Senior Secured Notes contain customary covenants and events of default. Additionally, the Senior Secured Notes contains subjective acceleration clauses to accelerate the maturity date of the Senior Secured Notes in the event that a material adverse change has occurred within the business, operations, or financial condition of the Company. At September 30, 2024, the Company believes that the likelihood of the acceleration of the maturity date due to the subjective acceleration clauses is remote.

In December 2023, the Company entered into an amendment to modify the Ginkgo Note Purchase Agreement (“Ginkgo NPA Amendment”). Under the terms of the modification, $10.0 million of outstanding principal was exchanged for a $10.0 million convertible note (“Gingko Convertible Note”), which is subjected to the terms of the Bridge NPA as discussed in the next section. The remaining $20.0 million of outstanding principal, $0.1 million of unamortized issuance costs, and accrued interest of $1.7 million related to the outstanding principal, were exchanged for amended senior secured notes with a principal balance of $11.8 million (the “Amended Senior Note”), a nonexclusive right to license Bolt Threads’ intellectual property relating to Mylo (“IP Transfer”), and a reduction of the prepaid balance relating to the 2022 TDA by $5.4 million (collectively, the “2023 Ginkgo Amendment”). The Amended Senior Note increased the interest rate from the Senior Secured Notes from the existing rate of treasury rate plus 6% per annum to a fixed rate of 12% per annum. In addition, the Amended Senior Note extended the maturity date from October 14, 2024 per the Senior Secured Notes to December 31, 2027. The Company evaluated the Ginkgo NPA Amendment and determined that it was required to be accounted for as a troubled debt restructuring in accordance with ASC 470-60, Debt — Troubled Debt Restructurings by Debtors. As a result of the IP Transfer, the Company recognized a gain of $2.5 million in other income (expense), net on the interim condensed consolidated statement of operations and comprehensive loss during the year ended December 31, 2023. The Company recorded the Amended Senior Note at its net carrying value, which was calculated by taking the carrying value of the Senior Secured Notes immediately prior to the 2023 Ginkgo Amendment and reducing it by the fair value of assets transferred. The future undiscounted cash payments related to principal and interest exceed the carrying value of the Amended Senior Note upon issuance. Therefore, the Company did not record a gain on the restructuring of the Senior Secured Notes, and fees paid to third parties were expensed as incurred. The Company calculates and records interest expenses on the Amended Senior Note using the effective interest method.

On March 10, 2023, the Company entered into a Limited Waiver to Senior Secured Note Purchase Agreement (the “Initial Waiver”) to: (i) provide a waiver for the violation in which the Company failed to deliver the audited financial statements of the Company and its subsidiaries for the year ended December 31, 2022, and (ii) provide a waiver for the violation in which the Company failed to deliver the compliance certificate for the year ended December 31, 2022 during the period commencing as of June 30, 2023 and ending September 30, 2023. On November 2, 2023, the Company entered into a Limited Waiver to Senior Secured Note Purchase Agreement (the “Second Waiver”) to extend the waiver period of the Initial Waiver through December 31, 2023. On January 30, 2024, the Company entered into a Limited Waiver to Senior Secured Note Purchase Agreement (the “Third Waiver”) to extend the waiver period of the Second Waiver through February 29, 2024. At September 30, 2024 and December 31, 2023, the Company was not aware of any other violations of the covenants.

In April 2024, the Company and Ginkgo entered into the second amendment to the Ginkgo Note Purchase Agreement (the “Ginkgo Note Purchase Agreement Amendment No. 2”). Pursuant to the Ginkgo Note Purchase Agreement Amendment No. 2, the interest from the Ginkgo NPA Amendment effective date until the occurrence of the SPAC transaction (see Note 4 — Reverse Merger) shall be paid either entirely in cash or in kind by capitalizing and adding such accrued interest to the principal of the Amended Senior Notes at the option of the Company. In addition, upon the occurrence of the SPAC transaction, the Company shall prepay an aggregate principal amount of the Amended Senior Notes equal to the sum of (i) the product of (x) $250,000 and (y) the number of interest payments that were paid in kind, plus (ii) any accrued but unpaid interest amount. After the Merger consummation in August 2024, the Company paid $0.5 million in principal of the Amended Senior Notes in September 2024.

At December 31, 2023, the total outstanding principal balance under the Amended Senior Note was $11.8 million and had an effective interest rate of 8.3%. The carrying value of the Amended Senior Note was $13.3 million at December 31, 2023, and is included in long-term debt, non-current, in the interim condensed consolidated balance sheet.

At September 30, 2024, the total outstanding balance under the Amended Senior Notes was $12.0 million and had an effective interest rate of 8.3%. The carrying value of the Amended Senior Note was $13.3 million at September 30, 2024, and is included in long-term debt, non-current, in the interim condensed consolidated balance sheet.

For the three months ended September 30, 2024 and 2023, interest expense recognized on the Senior Secured Notes and Amended Senior Note was $0.3 million and $0.9 million, respectively. For the nine months ended September 30, 2024 and 2023, interest expense recognized on the Senior Secured Notes and Amended Senior Note was $0.9 million and $2.6 million, respectively. At September 30, 2024 and December 31, 2023, there was zero and an immaterial accrued interest, respectively, that is included within the accrued expenses and other current liabilities in the interim condensed consolidated balance sheets.

The following table summarizes the Company’s stated maturities and future scheduled principal repayments for the Amended Senior Notes at September 30, 2024 (in thousands):

For the remainder of the year ending December 31,	Amount
2024	$—
2025	—
2026	—
2027	11,959
Total debt principal payments	$11,959
Add: unamortized debt premium	1,320
Total Amended Senior Notes	$13,279

Bridge Financing Notes

In October 2023, the Company entered into a Merger Agreement with GAMC and Beam Merger Sub, Inc., a wholly owned subsidiary of GAMC (see Note 4 — Reverse Merger). Concurrently with the execution of the Merger Agreement, certain investors (the “PIPE Subscribers”), including the Sponsor, entered into subscription agreements (the “Original PIPE Subscription Agreements”) with GAMC (see Note 4 — Reverse Merger). In addition, each of the PIPE Subscribers also entered into a Note Purchase Agreement (“Bridge NPA”) with the Company. Pursuant to the Bridge NPA, the Company issued PIPE Subscribers convertible promissory notes (each, a “Bridge Convertible Note”) in the aggregate original stated principal amount of $7.0 million, out of which $2.0 million was issued to three related parties. The Bridge Convertible Notes accrue interest at 8% per annum, which is compounded quarterly. The Bridge Convertible Notes matured on October 4, 2024.

Upon the closing of a non-qualified financing, the outstanding principal and unpaid accrued interest of each Bridge Convertible Note shall, at the election of the majority Bridge Convertible Note holders, be converted into conversion shares. Upon the closing or series of related closings of a qualified financing, the outstanding principal and unpaid accrued interest of each Bridge Convertible Note shall be automatically and without requiring any PIPE Subscriber’s prior consent or approval converted into conversion shares. Immediately prior to the consummation of the Merger the outstanding principal and unpaid accrued interest of each Bridge Convertible Note automatically and without requiring any PIPE Subscriber’s prior consent or approval converted into conversion shares. In connection with the Merger transaction, all interest on the Bridge Convertible Notes ceased to accrue as of a date selected by the Company that is no more than 30 days prior to the consummation of the Merger, which was July 30, 2024.

The conversion price under the non-qualified financing conversion or qualified financing conversion is 80% of the lowest price paid per share for the equity securities sold by the Company in non-qualified financing or qualified financing. The conversion price under the Merger transaction is calculated by dividing 80% of the Company’s equity value of $250.0 million by the Company’s fully diluted shares.

In connection with the Bridge NPA, the Company also issued to certain PIPE Subscribers whose commitment is more than the Pro Rata Share with respect to such PIPE Subscribers a total of 1,336,723 warrants (the “Bridge Warrants”) to purchase shares of Common stock of the Company at an exercise price of $0.00339 per share. The Bridge Warrants were classified as a component of permanent stockholders’ equity within additional paid-in-capital and were recorded at the issuance date using a relative fair value allocation method in accordance with ASC 470-20. The Bridge Warrants were equity classified because they were freestanding financial instruments that were legally detachable and separately exercisable from the Bridge Convertible Notes, were immediately exercisable, did not embody an obligation for the Company to repurchase its shares, permit the holders to receive a fixed number of common shares upon exercise, are indexed to the Company’s Common stock and meet the equity classification criteria. In addition, such Warrants do not provide any guarantee of value or return.

As the proceeds received from this transaction are not representative of the aggregate fair value of the Bridge Convertible Notes and Bridge Warrants, the Company recorded the Bridge Convertible Notes at fair value of $7.0 million upon issuance and did not allocate any of the proceeds to the Bridge Warrants. In addition, the Company determined that the Bridge Warrants were issued to the counterparties in return for both (1) the purchase of the Bridge Convertible Notes upon issuance in October 2023, and (2) the binding commitment to purchase PIPE securities in the future. As a result, the Warrants were considered a cost incurred to entice the counterparties to participate in the Bridge Convertible Notes financing transaction and a future PIPE transaction. Therefore, the $17.6 million fair value of the Warrants was accounted for as issuance costs of $3.5 million and deferred financing costs of $14.1 million based on a relative fair value of the Bridge Convertible Notes and the PIPE transaction, respectively.

In February 2024, the Company issued to certain PIPE Subscribers convertible promissory notes (each, a “Second Bridge Convertible Note”) in the aggregate original stated principal amount of $5.0 million. The Second Bridge Convertible Notes are subject to the terms of the Bridge NPA. In addition, amounts of Second Bridge Convertible Notes reduced, on a dollar-for-dollar basis, the respective commitments of the PIPE Subscribers under the Original PIPE Subscription Agreements (see Note 4 — Reverse Merger). As such, $2.5 million of deferred transaction costs was recognized as issuance costs in general and administrative expenses within the interim condensed consolidated statement of operations and comprehensive loss based on a relative fair value of the Bridge Convertible Notes, the PIPE transaction, and the Second Bridge Convertible Notes.

In June 2024, the Company agreed to issue and sell to certain PIPE Subscribers convertible promissory notes (each, a “Third Bridge Convertible Note”) in the aggregate original stated principal amount of $17.7 million, (including the purchase of an additional $1.4 million of the Third Bridge Convertible Notes by the Sponsor, which was funded on July 1, 2024, and the purchase of an additional $2.4 million of the Third Bridge Convertible Notes by the Sponsor, which was funded on July 24, 2024). The Third Bridge Convertible Notes are subject to the terms of the Bridge NPA and have substantially the same terms as the Bridge Convertible Notes and Second Bridge Convertible Notes, except that the conversion price under the SPAC conversion is calculated by dividing 40% of the Company Value by the Fully-Diluted Shares immediately prior to the conversion. The Company issued and sold to certain PIPE Subscribers, including the Sponsor, the Third Bridge Convertible Notes in the aggregate principal amount of $13.7 million and $4.0 million in June 2024 and July 2024, respectively. In addition, amounts of Third Bridge Convertible Notes reduced, on a dollar-for-dollar basis, the respective commitments of the PIPE Subscribers under the Original PIPE Subscription Agreements and the 2024 PIPE Subscription Agreements (see Note 4 — Reverse Merger). As such, $8.9 million of deferred transaction costs was recognized as issuance costs in general and administrative expenses within the interim condensed consolidated statement of operations and comprehensive loss based on a relative fair value of the Bridge Convertible Notes, the PIPE transaction, the Second Bridge Convertible Notes, and the Third Bridge Convertible Notes.

In June 2024, the Company entered into the Second Amendment to the Note Purchase Agreement (“Second Bridge NPA”). Pursuant to the Second Bridge NPA, the conversion price for the First Bridge Notes, the Gingko Bridge Note, and the Second Bridge Notes under the SPAC conversion was automatically adjusted from 80% to 40%. The Company evaluated the Second Bridge NPA in accordance with ASC 470-50 and concluded that the amendment should be accounted for as a debt extinguishment because of a substantial change to the conversion feature. The total fair value of the Bridge Convertible Notes, the Gingko Convertible Note, and the Second Bridge Convertible Notes on the date of the amendment was approximately $52.7 million, which resulted in the recognition of a loss on extinguishment of approximately $26.4 million on the Company’s interim condensed consolidated statements of operations for the nine months ended September 30, 2024.

As discussed in Note 4, immediately prior to the effective time of the Merger, each Convertible Note automatically converted into shares of Common stock in accordance with the Merger Agreement and the Bridge NPA. Prior to this conversion, the Company remeasured the fair value of the Convertible Notes resulting in a final fair value of $102.2 million by using the conversion price under the Second Bridge NPA. After this conversion, the converted shares reclassed into equity classified instruments. Therefore, the balances for Convertible notes, current and Related party convertible notes, current were removed, and additional paid-in capital was increased by $102.2 million to account for the conversion of the Convertible Notes.

At December 31, 2023, the fair value of the convertible notes and the related party convertible notes was $15.6 million and $2.1 million, respectively.

The following assumptions were used to calculate the fair value of the Convertible Notes at December 31, 2023:

	Scenario 1	Scenario 2
Probability of each scenario(1)	90%	10%
Expected remaining term (years)(2)	0.5	0.76
Implied discount rate(3)	25.8%	25.8%
(1)	The probability of each scenario is based on timing expectations of management that a qualified offering occurring at December 31, 2023 was estimated at 90% and no qualified offering occurred was estimated at 10%.
(2)	The expected remaining term represents the period of time that Bridge Convertible Notes are expected to be converted.
(3)	The implied discount rate was the expected rate of return and was determined by management with the assistance of an independent third-party valuation specialist.

Promissory Note — Related Party

In connection with the Merger, the Company assumed an unsecured promissory note (“Promissory Note”) issued to the Sponsor, a related party, in the aggregate amount of $0.6 million. The Promissory Note bears no interest and the principal balance is payable on the date of the consummation of the initial business combination. In August 2024, the Company repaid the entire outstanding balance of $0.6 million.

Convertible Promissory Note — Related Party

In connection with the Merger, the Company assumed a convertible promissory note (“Convertible Promissory Note”) issued to the Sponsor, a related party, in the aggregate amount of $2.3 million. The Convertible Promissory Note bears no interest and the principal balance is payable on the date of the consummation of the initial business combination. At the Sponsor’s discretion, the promissory note may be converted into warrants of the post-Business Combination entity at a price of $1.50 per warrant, provided that the aggregate of such warrants does not exceed 1,000,000 warrants. The warrants would be identical to the Private Placement Warrants (see Note 9 – Warrants). In August 2024, the Company repaid the entire outstanding balance of $2.3 million.

BOLT THREADS, INC. [Member]
Borrowings [Line Items]
BORROWINGS

7. BORROWINGS

Term Loans

In August 2020, the Company entered into a Loan and Security Agreement (“Loan and Security Agreement”) with Silicon Valley Bank (“SVB”), under which the Company may borrow up to a maximum of $5.0 million, through individual advances in a minimum amount equal to the lesser of $1.0 million or the amount remaining under the Loan and Security Agreement, up until November 30, 2020, with any outstanding balances due on May 1, 2023. In June 2022, the Company repaid the entire outstanding balance of $2.8 million.

Senior Secured Notes

In October 2022, the Company and Ginkgo executed several concurrent agreements including a Senior Secured Note Purchase Agreement (the “Ginkgo Note Purchase Agreement”), an amendment to the 2021 Technical Development Agreement (“2021 TDA”), a 2022 Technical Development Agreement (“2022 TDA”), a Pledge and Security Agreement, and Trademark and Patent Security Agreements (see Note 13 — Commitments and Contingencies).

Under the terms of the Ginkgo Note Purchase Agreement, the Company issued and sold to Ginkgo and Ginkgo agreed to purchase senior secured notes (the “Senior Secured Notes”) on October 14, 2022 (the “Notes Issuance Date”), in the aggregate original stated principal amount of $30 million. Upon its execution, the Ginkgo Note Purchase Agreement required the Company to pay Ginkgo $10.0 million as an upfront payment for future technical services to be provided by Ginkgo under the 2022 TDA. The remainder of the proceeds from the Senior Secured Notes issuance may be used by the Company for working capital and general corporate purposes. The Senior Secured Notes mature on October 14, 2024 (the “Maturity Date”) or earlier upon an event of default as defined by the Ginkgo Note Purchase Agreement.

The Ginkgo Note Purchase Agreement requires quarterly interest payments on the outstanding principal amount of the Notes, from the Notes Issuance Date until and including the Maturity Date, at a rate equal to the three-month United States Treasury Security Rate on the date three business days prior to the applicable quarterly payment date (defined as (i) the last business day of each fiscal quarter beginning on the first such date prior to issuance of the Senior Secured Notes and (ii) the maturity date), plus six percent. The Senior Secured Notes carry a default rate of interest, due upon the occurrence and during events of default, as defined in the Ginkgo Note Purchase Agreement, of an incremental three percent.

Principal payments are due quarterly, starting in the first quarter subsequent to a qualified equity issuance, as defined in the Ginkgo Note Purchase Agreement, for cash proceeds greater than or equal to $50.0 million (defined as the “Amortization Date”), through the Maturity Date. The amount of quarterly principal payments is determined through a calculation which fully amortizes the outstanding principal balance due over the period from the Amortization Date through and including the Maturity Date. If the aforementioned qualified equity issuance does not occur, the principal amount of the Senior Secured Notes is due at the Maturity Date. As of December 31, 2023, no principal payments have been made under the Ginkgo Note Purchase Agreement. Senior Secured Notes issued under the Ginkgo Note Purchase Agreement, once repaid or prepaid, may not be reborrowed. The Senior Secured Notes may be prepaid at any time without penalty or premium.

The Senior Secured Notes are collateralized by substantially all of the Company’s assets, and each of its legal subsidiaries’ tangible and intangible assets. The Senior Secured Notes contain customary covenants and events of default. Additionally, the Senior Secured Notes contains subjective acceleration clauses to accelerate the maturity date of the Senior Secured Notes in the event that a material adverse change has occurred within the business, operations, or financial condition of the Company. As of December 31, 2023, the Company believes that the likelihood of the acceleration of the maturity date due to the subjective acceleration clauses is remote.

In December 2023, the Company entered into an amendment to modify the Ginkgo Note Purchase Agreement (“Ginkgo NPA Amendment”). Under the terms of the modification, $10.0 million of outstanding principal was exchanged for a $10.0 million convertible note (“Gingko Convertible Note”), which is subjected to the terms of the Bridge NPA as discussed in the next section. The remaining $20.0 million of outstanding principal, $0.1 million of unamortized issuance costs, and accrued interest of $1.7 million related to the outstanding principal, were exchanged for amended senior secured notes with a principal balance of $11.8 million (the “Amended Senior Note”), a nonexclusive right to license Bolt Threads’ intellectual property relating to Mylo (“IP Transfer”), and a reduction of the prepaid balance relating to the 2022 TDA by $5.4 million (collectively, the “2023 Ginkgo Amendment”). The Amended Senior Note increased the interest rate from the Senior Secured Notes from the existing rate of treasury rate plus 6% per annum to a fixed rate of 12% per annum. In addition, the Amended Senior Note extended the maturity date from October 14, 2024 per the Senior Secured Notes to December 31, 2027. The Company evaluated the Ginkgo NPA Amendment and determined that it was required to be accounted for as a troubled debt restructuring in accordance with ASC 470-60, Debt — Troubled Debt Restructurings by Debtors. As a result of the IP Transfer, the Company recognized a gain of $2.5 million in other income (expense), net on the consolidated statement of operations and comprehensive loss during the year ended December 31, 2023. The Company recorded the Amended Senior Note at its net carrying value, which was calculated by taking the carrying value of the Senior Secured Notes immediately prior to the 2023 Ginkgo Amendment and reducing it by the fair value of assets transferred. The future undiscounted cash payments related to principal and interest exceed the carrying value of the Amended Senior Note upon issuance. Therefore, the Company did not record a gain on the restructuring of the Senior Secured Notes, and fees paid to third parties were expensed as incurred. The Company calculates and records interest expense on the Amended Senior Note using the effective interest method.

On March 10, 2023, the Company entered into a Limited Waiver to Senior Secured Note Purchase Agreement (the “Initial Waiver”) to: (i) provide a waiver for the violation in which the Company failed to deliver the audited financial statements of the Company and its subsidiary for the year ended December 31, 2022, and (ii) provide a waiver for the violation in which the Company failed to deliver the compliance certificate for the year ended December 31, 2022 during the period commencing as of June 30, 2023 and ending September 30, 2023.

On November 2, 2023, the Company entered into a Limited Waiver to Senior Secured Note Purchase Agreement (the “Second Waiver”) to extend the waiver period of the Initial Waiver through December 31, 2023. On January 30, 2024, the Company entered into a Limited Waiver to Senior Secured Note Purchase Agreement (the “Third Waiver”) to extend the waiver period of the Second Waiver through February 29, 2024. As of December 31, 2023 and 2022, the Company was not aware of any other violations of the covenants.

As of December 31, 2022, the total outstanding principal balance under the Senior Secured Notes was $29.7 million, had an effective interest rate of 10.9%, and is included in long-term debt, non-current, in the consolidated balance sheets.

As of December 31, 2023, the total outstanding principal balance under the Amended Senior Note was $11.8 million and had an effective interest rate of 8.3%. The carrying value of the Amended Senior Note was $13.3 million as of December 31, 2023, and is included in long-term debt, non-current, in the consolidated balance sheet.

For the years ended December 31, 2023 and 2022, interest expense recognized on the Senior Secured Notes and Amended Senior Note was $3.5 million and $0.7 million, respectively. As of December 31, 2023 and 2022, there was immaterial accrued interest that is included within the accrued expenses and other current liabilities in the consolidated balance sheets.

The following table summarizes the Company’s stated debt maturities and future scheduled principal repayments for the Amended Senior Note as of December 31, 2023 (in thousands):

For the remainder of the year ending December 31,	Amount
2024	$—
2025	—
2026	—
2027	11,765
2028	—
Thereafter	—
Total debt principal payments	$11,765

Bridge Financing Notes

In October 2023, the Company entered into a Business Combination Agreement with GAMC and Beam Merger Sub, Inc., a wholly owned subsidiary of GAMC (see Note 13 — Commitment and Contingencies). Concurrently with the execution of the Business Combination Agreement, certain investors (the “PIPE Subscribers”), including the Sponsor (which refers to Golden Arrow Sponsor, LLC), entered into subscription agreements (the “ Original PIPE Subscription Agreements”) with GAMC (see Note 13 — Commitment and Contingencies). In addition, each of the PIPE Subscribers also entered into a Note Purchase Agreement (“Bridge NPA”) with the Company. Pursuant to the Bridge NPA, the Company issued each PIPE Subscriber a convertible promissory note (each, a “Bridge Convertible Note”) in the aggregate original stated principal amount of $7.0 million, out of which $2.0 million was issued to three related parties. The Bridge Convertible Notes accrue interest at 8% per annum, which is compounded quarterly. The Bridge Convertible Notes mature on October 4, 2024.

Upon the closing of a non-qualified financing, the outstanding principal and unpaid accrued interest of each Bridge Convertible Note shall, at the election of the majority Bridge Convertible Note holders, be converted into conversion shares. Upon the closing or series of related closings of a qualified financing, the outstanding principal and unpaid accrued interest of each Bridge Convertible Note shall be automatically and without requiring any PIPE Subscriber’s prior consent or approval converted into conversion shares. Immediately prior to the consummation of the SPAC transaction, the outstanding principal and unpaid accrued interest of each Bridge Convertible Note shall be automatically and without requiring any PIPE Subscriber’s prior consent or approval converted into conversion shares. In connection with a SPAC conversion, all interest on the Bridge Convertible Notes shall cease to accrue as of a date selected by the Company that is no more than 30 days prior to the consummation of the SPAC transaction.

The conversion price under the non-qualified financing conversion or qualified financing conversion is 80% of the lowest price paid per share for the equity securities sold by the Company in non-qualified financing or qualified financing. The conversion price under the SPAC conversion is calculated by dividing 80% of the Company’s equity value of $250.0 million by the Company’s fully-diluted shares.

The Company is eligible to elect the fair value option under ASC 825 and bypass analysis of potential embedded derivatives and further analysis of bifurcation of any such financial instruments and has elected such option for 2023 Convertible Notes, which include the Bridge Convertible Notes and the Gingko Convertible Note. The 2023 Convertible Notes met the definition of a “recognized financial liability” which is an acceptable financial instrument eligible for the fair value option under ASC 825-10-15-4 and do not meet the definition of any of the financial instruments found within ASC 825-10-15-5 that are not eligible for the fair value option. Therefore, the Company elected to apply the fair value option to account for the 2023 Convertible Notes upon issuance. Accordingly, no features of the 2023 Convertible debt are bifurcated and separately accounted for. The 2023 Convertible Notes will be subsequently remeasured at each reporting period until its maturity, prepayment or conversion. Additionally, all issuance costs incurred in connection with the 2023 Convertible Notes were expensed during the period the debt is acquired and were included in general and administrative expenses within the consolidated statement of operations and comprehensive loss for the year ended December 31, 2023.

In connection with the Bridge NPA, the Company also issued to certain PIPE Subscribers whose commitment is in excess of the Pro Rata Share with respect to such PIPE Subscribers a total of 4,534,468 warrants (the “Bridge Warrants”) to purchase shares of common stock of the Company at an exercise price of $0.001 per share. The Bridge Warrants were classified as a component of permanent stockholders’ equity within additional paid-in-capital and were recorded at the issuance date using a relative fair value allocation method in accordance with ASC 470-20. The Bridge Warrants are equity classified because they are freestanding financial instruments that are legally detachable and separately exercisable from the Bridge Convertible Notes, are immediately exercisable, do not embody an obligation for the Company to repurchase its shares, permit the holders to receive a fixed number of common shares upon exercise, are indexed to the Company’s common stock and meet the equity classification criteria. In addition, such Warrants do not provide any guarantee of value or return.

As the proceeds received from this transaction are not representative of the aggregate fair value of the Bridge Notes and Bridge Warrants, the Company recorded the Bridge Notes at fair value of $7.0 million upon issuance and did not allocate any of the proceeds to the Bridge Warrants. In addition, the Company determined that the Bridge Warrants were issued to the counterparties in return for both (1) the purchase of the Bridge Notes upon issuance in October 2023, and (2) the binding commitment to purchase PIPE securities in the future. As a result, the Warrants were considered a cost incurred to entice the counterparties to participate in the Bridge Notes financing transaction and a future PIPE transaction. Therefore, the $17.6 million fair value of the Warrants was accounted for as issuance costs of $3.5 million and deferred financing costs of $14.1 million based on a relative fair value of the Bridge Notes and the PIPE transaction, respectively.

At issuance, the fair value of the Bridge Convertible Notes, which includes the related party convertible notes of $2.0 million, was $7.0 million. As of December 31, 2023, the fair value of the Bridge Convertible Notes, which includes the related party convertible notes of $2.1 million, was $7.4 million. The fair value of the Ginkgo Convertible Notes was $10.4 million at issuance and as of December 31, 2023.

The following assumptions were used to calculate the fair value of the 2023 Convertible Notes as of December 31, 2023:

	Scenario 1	Scenario 2
Probability of each scenario(1)	90%	10%
Expected remaining term (years)(2)	0.5	0.76
Implied discount rate(3)	25.8%	25.8%

(1)	The probability of each scenario is based on timing expectations of management that a qualified offering occurring as of December 31, 2023 was estimated at 90% and no qualified offering occurred was estimated at 10%.

(2)	The expected remaining term represents the period of time that Bridge Convertible Notes are expected to be converted.

(3)	The implied discount rate was the expected rate of return and was determined by management with the assistance of an independent third-party valuation specialist.

The following table summarizes the Company’s stated maturities and future scheduled principal repayments for the 2023 Convertible Notes as of December 31, 2023 (in thousands):

For the remainder of the year ending December 31,	Amount
2024	$16,969
2025	—
2026	—
2027	—
2028	—
Thereafter	—
Total principal payments	$16,969
Fair value option adjustment	768
Total 2023 Convertible Notes	$17,737